Significant Accounting Policies - Reconciliation Of Net Loss Per Ordinary Share (Detail)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Common Class B
Numerator: Basic and diluted net income per share:
Allocation of net income | $	$ 634,873
Denominator: Basic and diluted net income per share:
Weighted-average shares outstanding including shares subject to redemption | shares	10,062,500
Basic and diluted net income per ordinary share | $ / shares	$ 0.06
Common Class A [Member]
Numerator: Basic and diluted net income per share:
Allocation of net income | $	$ 2,063,496
Denominator: Basic and diluted net income per share:
Weighted-average shares outstanding including shares subject to redemption | shares	32,705,669
Basic and diluted net income per ordinary share | $ / shares	$ 0.06